                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 14, 2000
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPRIED ON AUGUST 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   DECEMBER 31, 1999
                                                 -----------------

Check here if Amendment [X ]; Amendment Number: 5
                                               ----------------
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

     /s/ MARK D. LERNER       BALTIMORE, MARYLAND            08/14/01
    --------------------     ---------------------       ---------------
        [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    2
                                           ------------------------------

Form 13F Information Table Value Total:    $22,841
                                           ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                      FORM 13F INFORMATION TABLE


     COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
---------------------  --------   ---------    --------     ----------------------  --------     --------    ---------------------
                       TITLE OF                 VALUE       SHRS OR     SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS       CUSIP      (x$1000)     PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------

CIRCLE.COM              COMMON      832914204     8,533       693,050    SH         SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------

DELTA PINE LAND         COMMON      247357106    14,308       823,500    SH         SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------
